Derivative Financial Instruments and Risk Management Policies - Exchange Rate Risk (Details) € in Millions, Bs. in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) ves / $	Dec. 31, 2017 EUR (€) ves / $	Dec. 31, 2018 VEB (Bs.) ves / $	Dec. 31, 2017 VEB (Bs.) ves / $
Disclosure of detailed information about hedging instruments [line items]
Net debt held as a hedging instrument	€ 41,785
Foreign exchange gain (loss)	€ (963)	€ (419)
Foreign exchange rate | ves / $	7,608	36,115	7,608	36,115
Increase in financial income due to the effect of monetary correction for inflation	€ 1,173	€ 510
Latin American currencies | Foreign currency exchange risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Net debt held as a hedging instrument	4,209	4,689
USD | Foreign currency exchange risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Net debt held as a hedging instrument	458	146
GBP | Foreign currency exchange risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Net debt held as a hedging instrument	€ 3,566	3,089
Ratio of debt to OBIDA	1.97		1.97
VEB
Disclosure of detailed information about hedging instruments [line items]
Foreign exchange gain (loss)	€ (954)	(426)
VEB | Foreign currency exchange risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Net debt held as a hedging instrument	€ (158)	€ (170)	Bs. 1,375,524	Bs. 7,358,790